Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share (3)
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.81
Maximum Aggregate Offering Price	$ 7,290,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,006.75
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2022 Omnibus Equity Incentive Plan (the “2022 Plan”) in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding shares of the Registrant’s common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein, as these amounts may be adjusted as a result of stock splits, stock dividends, antidilution provisions, and similar transactions.Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price, $0.90 and $0.71, respectively, of the Registrant’s common stock as reported on the Nasdaq Capital Market on November 14, 2025.Represents an additional 9,000,000 shares of the Registrant’s common stock reserved for issuance under the 2022 Plan.